Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 2,465.3	$ 2,290.5
Less accumulated depreciation	(1,093.0)	(948.8)
Property, plant and equipment, Net	1,372.3	1,341.7
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	85.2	79.0
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	512.8	432.5
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,775.5	1,511.4
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 91.8	$ 267.6